19. EMPLOYEES BENEFITS (Details 6) - Present value of defined benefit obligation [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Medical plan [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		R$ 185,802	R$ 187,274
Net actuarial liabilities		185,802	187,274
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities		187,274	149,046
Interest on actuarial liabilities		13,586	13,503
Current service costs
Past service costs - plan change
Benefits paid directly by the Company		(7,122)	(4,262)
Actuarial (gains) losses - experience		1,167	(7,235)
Actuarial (gains) losses - demographic hypothesis		13,462
Actuarial losses - economic hypothesis		(22,565)	36,222
Actuarial (gains) losses - exchange variation
Ending balance of liabilities		185,802	187,274
Rollforward of the fair value of the assets
Benefits paid directly by the Company		7,122	4,262
Contributions of the sponsor		(7,122)	(4,262)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance		(76,232)	(47,245)
Actuarial gains (losses)		7,936	(28,987)
Ending balance of comprehensive income		(68,296)	(76,232)
Costs recognized in statement of income
Interest on actuarial liabilities		(13,586)	(13,503)
Current service costs
Past service costs - plan change
Immediate recognition of reduction
Cost recognizzed in statement of income		(13,586)	(13,503)
Estimated costs for the next year
Current service costs
Interest on actuarial liabilities		(13,975)	(13,586)
Estimated costs for the next year		(13,975)	(13,586)
F.G.T.S. Penalty [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		282,229	247,485
Net actuarial liabilities		282,229	247,485
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities		247,485	167,588
Interest on actuarial liabilities		13,993	11,840
Current service costs		12,718	6,471
Past service costs - plan change	[1]		(61,871)
Benefits paid directly by the Company		(4,225)	(10,791)
Actuarial (gains) losses - experience		14,725	7,897
Actuarial (gains) losses - demographic hypothesis		10,195	84,158
Actuarial losses - economic hypothesis		(12,662)	42,193
Actuarial (gains) losses - exchange variation
Ending balance of liabilities		282,229	247,485
Rollforward of the fair value of the assets
Benefits paid directly by the Company		4,225	10,791
Contributions of the sponsor		(4,225)	(10,791)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance		(228,345)	(94,097)
Actuarial gains (losses)		(12,258)	(134,248)
Ending balance of comprehensive income		(240,603)	(228,345)
Costs recognized in statement of income
Interest on actuarial liabilities		(13,993)	(11,840)
Current service costs		(12,718)	(6,471)
Past service costs - plan change	[1]		61,871
Immediate recognition of reduction
Cost recognizzed in statement of income		(26,711)	43,560
Estimated costs for the next year
Current service costs		(14,833)	(12,718)
Interest on actuarial liabilities		(15,711)	(13,993)
Estimated costs for the next year		(30,544)	(26,711)
Award for length of service [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		108,908	103,284
Net actuarial liabilities		108,908	103,284
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities		103,284	55,134
Interest on actuarial liabilities		6,275	4,366
Current service costs		5,741	2,574
Past service costs - plan change
Benefits paid directly by the Company		(13,887)	(14,056)
Actuarial (gains) losses - experience		10,759	11,142
Actuarial (gains) losses - demographic hypothesis		5,717	34,950
Actuarial losses - economic hypothesis		(8,981)	9,174
Actuarial (gains) losses - exchange variation
Ending balance of liabilities		108,908	103,284
Rollforward of the fair value of the assets
Benefits paid directly by the Company		13,887	14,055
Contributions of the sponsor		(13,887)	(14,055)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance
Actuarial gains (losses)
Ending balance of comprehensive income
Costs recognized in statement of income
Interest on actuarial liabilities		(6,275)	(4,366)
Current service costs		(5,741)	(2,574)
Past service costs - plan change
Immediate recognition of reduction		(7,495)	(55,266)
Cost recognizzed in statement of income		(19,511)	(62,206)
Estimated costs for the next year
Current service costs		(6,319)	(5,741)
Interest on actuarial liabilities		(6,656)	(6,275)
Estimated costs for the next year		(12,975)	(12,016)
Other [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities	[2]	199,616	151,431
Net actuarial liabilities	[2]	199,616	151,431
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	[2]	151,431	96,384
Interest on actuarial liabilities	[2]	8,883	4,260
Current service costs	[2]	23,174	22,236
Past service costs - plan change	[2]
Benefits paid directly by the Company	[2]	(18,902)	(9,268)
Actuarial (gains) losses - experience	[2]	10,548	10,462
Actuarial (gains) losses - demographic hypothesis	[2]	1,535	14,066
Actuarial losses - economic hypothesis	[2]	4,778	13,290
Actuarial (gains) losses - exchange variation	[2]	18,169
Ending balance of liabilities	[2]	199,616	151,431
Rollforward of the fair value of the assets
Benefits paid directly by the Company	[2]	18,902	9,268
Contributions of the sponsor	[2]	(18,902)	(9,268)
Ending Balance of the fair value of the assets	[2]
Rollforward of comprehensive income
Beginning balance	[2]	(58,617)	(20,799)
Actuarial gains (losses)	[2]	(16,861)	(37,818)
Ending balance of comprehensive income	[2]	(75,478)	(58,617)
Costs recognized in statement of income
Interest on actuarial liabilities	[2]	(8,883)	(4,260)
Current service costs	[2]	(23,174)	(22,236)
Past service costs - plan change	[2]
Immediate recognition of reduction	[2]
Cost recognizzed in statement of income	[2]	(32,057)	(26,496)
Estimated costs for the next year
Current service costs	[2]	(22,021)	(15,911)
Interest on actuarial liabilities	[2]	(11,217)	(8,201)
Estimated costs for the next year	[2]	R$ (33,238)	R$ (24,112)

[1]	Refers to a change in the legislation related to F.G.T.S. penalty. The Law No 13,932, of December 11, 2019, extinguished the social contribution due by the employer of 10%.
[2]	Considers the retirement compensation and life insurance benefits.